Warrants - Series G Warrants - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 11, 2016	Dec. 28, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 03, 2016
Class of Warrant or Right [Line Items]
Warrants Exercisable			94,553		13,219,597	13,219,597
Payments for Repurchase of Warrants			$ 0	$ 314,879	$ 314,879	$ 0
Series G Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Exercisable							31	31
Warrants expiration					5 years
Conversion of Stock, Shares Converted	85,000	48,000,000
Payments for Repurchase of Warrants	$ 113,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1